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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733


                               Pioneer Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer International Equity Fund
              Schedule of Investments  12/31/04 (unaudited)

  Shares                                                                                Value
              PREFERRED STOCKS - 1.6 %
              Automobiles & Components - 1.6 %
              Automobile Manufacturers - 1.6 %
      1,783   Porsche AG *                                                          $  1,135,871
              Total Automobiles & Components                                        $  1,135,871
              TOTAL PREFERRED STOCKS
              (Cost   $970,586)                                                     $  1,135,871

              COMMON STOCKS - 89.8 %
              Energy - 8.2 %
              Integrated Oil & Gas - 6.5 %
    231,100   BP Amoco Plc                                                          $  2,252,342
     88,096   Eni S.p.A.                                                               2,208,872
                                                                                    $  4,461,214
              Oil & Gas Refining Marketing & Transportation - 1.7 %
     44,800   Repsol SA (b)                                                         $  1,164,627
              Total Energy                                                          $  5,625,841

              Materials - 10.1 %
              Commodity Chemicals - 1.9 %
     18,500   BASF India, Ltd.                                                      $  1,330,250
              Construction Materials - 5.5 %
     17,861   CRH Plc                                                               $    478,634
     32,230   CRH Plc                                                                    861,434
     16,113   Lafarge SA                                                               1,552,637
      6,600   Vinci SA (b)                                                               884,896
                                                                                    $  3,777,601
              Diversified Metals & Mining - 1.0 %
     18,000   Freeport-McMoRan Copper & Gold, Inc. (Class B)                        $    688,140
              Industrial Gases - 0.7 %
     77,700   Taiyo Nippon Sanso Corp.                                              $    457,338
              Steel - 1.0 %
     57,260   Broken Hill Proprietary Co., Ltd.                                     $    687,444
              Total Materials                                                       $  6,940,773

              Capital Goods - 8.4%
              Construction & Engineering - 3.9 %
     54,161   ACS, Actividades de Construccion y Servicios, SA                      $  1,236,351
    259,900   Kajima Corp.                                                             1,120,857
     26,208   Compagnie de Saint Gobain                                                1,574,195
                                                                                    $  2,695,052
              Electrical Component & Equipment - 2.1 %
     74,000   Mitsubishi Electric Corp.                                             $    363,694
     15,800   Schneider Electric SA                                                    1,097,444
                                                                                    $  1,461,138
              Industrial Conglomerates - 1.1%
111,125,000   KOC Holding AS *                                                      $    725,661
              Industrial Machinery - 1.3 %
     76,900   OSG Corp. (b)                                                         $    931,100
              Total Capital Goods                                                   $  5,812,951

              Commercial Services & Supplies - 2.2 %
              Diversified Commercial Services - 2.2 %
     56,868   TNT Post Group NV                                                     $  1,544,417
              Total Commercial Services & Supplies                                  $  1,544,417

              Transportation - 1.6 %
              Railroads - 1.6 %
        198   East Japan Railway Co.                                                $  1,103,920
              Total Transportation                                                  $  1,103,920

              Automobiles & Components - 1.8 %
              Auto Parts & Equipment - 0.0 %
     19,100   TI Automotive, Ltd. *                                                 $          0
              Automobile Manufacturers - 1.8 %
     15,875   Bayerische Motoren Werke AG                                                715,188
     20,600   PSA Peugeot Citroen                                                      1,304,973
     30,500   Toyota Motor Co.                                                      $  1,246,740
                                                                                    $  1,246,740
              Total Automobiles & Components                                        $  1,246,740

              Consumer Durables & Apparel - 2.0 %
              Apparel, Accessories & Luxury Goods - 2.0 %
      8,500   Adidas-Salomon AG                                                     $  1,368,637
              Total Consumer Durables & Apparel                                     $  1,368,637

              Hotels Restaurants & Leisure - 1.4 %
              Casinos & Gaming - 1.4 %
     18,000   Sega Sammy Holdings, Inc. *                                           $    989,296
              Total Hotels Restaurants & Leisure                                    $    989,296

              Retailing - 1.4 %
              General Merchandise Stores - 1.4 %
     19,600   RYOHIN KEIKAKU Co., Ltd.                                              $    985,148
              Total Retailing                                                       $    985,148

              Food & Drug Retailing - 4.3 %
              Drug Retail - 1.7 %
     94,900   Boots Co., Plc                                                        $  1,192,372
              Food Retail - 2.6 %
      6,797   Nestle SA (Registered Shares)                                         $  1,778,462
              Total Food & Drug Retailing                                           $  2,970,834

              Food, Beverage & Tobacco - 1.6 %
              Tobacco - 1.6 %
     86,258   British American Tobacco Plc                                             1,485,301
         99   Japan Tobacco, Inc.                                                   $  1,130,457
                                                                                    $  1,130,457
              Total Food, Beverage & Tobacco                                        $  1,130,457

              Household & Personal Products - 1.3 %
              Household Products - 1.3 %
     62,900   Shiseido Co., Ltd.                                                    $    911,289
              Total Household & Personal Products                                   $    911,289

              Pharmaceuticals & Biotechnology - 7.1 %
              Pharmaceuticals - 7.1 %
     32,000   Astrazeneca Plc                                                       $  1,162,846
     70,959   GlaxoSmithKline Plc                                                      1,669,326
     13,892   Sanofi-Aventis                                                           1,110,363
     13,231   Schering AG                                                                986,242
                                                                                    $  4,928,777
              Total Pharmaceuticals & Biotechnology                                 $  4,928,777

              Banks - 10.7 %
              Diversified Banks - 10.7 %
     75,100   Allied Irish Banks Plc                                                $  1,550,158
    147,245   Barclays Plc                                                             1,654,205
     30,050   BNP Paribas SA                                                           2,174,423
     22,400   Development Bank of Singapore, Ltd.                                        220,592
     17,900   Kookmin Bank (A.D.R.) * (b)                                                699,532
         40   Mitsubishi Tokyo Financial Group, Inc.                                     405,368
     21,900   Uniao de Bancos Brasileiros SA (G.D.R.) (144A)                             694,668
                                                                                    $  7,398,946
              Total Banks                                                           $  7,398,946

              Diversified Financials - 9.0 %
              Consumer Financial - 1.5 %
     29,300   Credit Saison Co., Ltd.                                               $  1,070,761
              Other Diversified Financial Services - 5.7 %
     75,100   Sumitomo Trust Bank                                                   $    543,172
     16,138   Societe Generale                                                         1,631,123
     21,276   UBS AG                                                                   1,772,949
                                                                                    $  3,947,244
              Specialized Financial - 1.8 %
     20,210   Deutsche Boerse AG                                                    $  1,214,345
              Total Diversified Financials                                          $  6,232,350

              Real Estate - 1.4 %
              Real Estate Management & Development - 1.4%
     77,000   Mitsui Fudoson Co.                                                    $    939,507
              Total Real Estate                                                     $    939,507

              Technology Hardware & Equipment - 4.1 %
              Computer Hardware - 0.9 %
    212,300   Dixons Group Plc                                                      $    619,676
              Electronic Equipment & Instruments - 1.8 %
      7,900   Nidec Corp.                                                           $    965,822
      1,344   Samsung Electronics Regs                                                   294,336
                                                                                    $  1,260,158
              Office Electronics - 1.4 %
     70,000   Konica Minolta Holdings, Inc. *                                       $    932,001
              Total Technology Hardware & Equipment                                 $  2,811,835

              Semiconductors - 2.2 %
              Semiconductor Equipment - 1.3 %
     14,600   Tokyo Electron, Ltd.                                                  $    902,777
              Semiconductors - 0.9 %
        900   Samsung Electronics                                                   $    392,763
     26,563   Taiwan Semiconductor Manufacturing Co. (A.D.R.)                            225,520
                                                                                    $    618,283
              Total Semiconductors                                                  $  1,521,060

              Telecommunication Services - 10.9 %
              Alternate Carriers - 2.4 %
     48,834   France Telecom                                                        $  1,613,096
              Integrated Telecommunication Services - 3.6 %
     30,600   Belgacom SA *                                                         $  1,320,642
      9,100   KT Corp.                                                                   198,471
     35,200   Mahanagar Telephone Nigam, Ltd.                                            280,896
     36,001   Telefonica SA                                                              676,607
                                                                                    $  2,476,616
              Wireless Telecommunication Services - 4.9 %
      5,200   Mobile Telesystems (A.D.R.) (b)                                       $    720,252
     11,900   SK Telecom Co., Ltd. (b)                                                   264,775
    884,314   Vodafone Group Plc                                                       2,393,800
                                                                                    $  3,378,827
              Total Telecommunication Services                                      $  7,468,539  #REF!
              TOTAL COMMON STOCKS
              (Cost   $53,677,488)                                                  $ 61,931,317

              TOTAL INVESTMENTS IN SECURITIES - 91.4%
              (Cost $54,648,074) (a)                                                $ 63,067,188

              OTHER ASSETS AND LIABILITIES - 8.6%                                   $ 5,926,778

              TOTAL NET ASSETS - 100.0%                                             $ 68,993,966

     *        Non-income producing security.
  (A.D.R.)    American Depositary Receipt
  (G.D.R.)    Global Depositary Receipt
      144A    Security is exempt from registration under Rule 144A of the Securities Act of 1933.
              Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2004, the value of these securities amounted to
              $694,668 or 1.0% of net assets.

    (a)       At December 31, 2004, the net unrealized loss on investments based on cost for federal  income tax purposes of $54,728,830 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                             $$8,832,421

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                                (494,063)

              Net unrealized gain                                                   $$8,338,358

    (b)       At December 31, 2004, the following securities were out on loan:

  Shares                                     Security                                Market Value
   9,405      Kookmin Bank (A.D.R.) *                                               $    367,547
   4,940      Mobile Telesystems (A.D.R.)                                                684,239
  73,000      OSG Corp.                                                                  883,879
  17,400      Repsol SA                                                                  452,333
  11,110      SK Telecom Co., Ltd.                                                       280,528
   6,200      Vinci SA                                                                   831,266
              Total                                                                 $  3,499,792




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund
By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2005

* Print the name and title of each signing officer under his or her signature.